ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended
	Sep. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2016 USD ($)
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game										¥ 30,384,772	$ 4,768,034	¥ 56,311,274
Refund claimed through civil suit	$ 13,000,000.0
Settlement of outstanding claims									$ 8,600,000
Payables under share purchase agreement								¥ 54,700,000	$ 8,600,000	30,600,000	4,800,000
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game				¥ 57,500,000						57,500,000	9,000,000.0		$ 9,000,000.0
Additional funds aimed to be raised for the development of CrossFire new mobile game				100,000,000.0						¥ 100,000,000.0	$ 15,700,000		$ 15,700,000
Principal amount of refund claimed through civil suit		¥ 57,500,000	$ 9,000,000.0			¥ 57,500,000	$ 9,000,000.0
Interest amount of refund claimed through civil suit		¥ 4,600,000	$ 700,000	¥ 4,600,000	$ 700,000